Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2023
Fidelity Asset Manager 50% | Return Before Taxes
Average Annual Return:
Past 1 year	(14.97%)
Past 5 years	3.70%
Past 10 years	5.71%
Fidelity Asset Manager 50% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	2.46%
Past 10 years	4.23%
Fidelity Asset Manager 50% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.12%)
Past 5 years	2.62%
Past 10 years	4.11%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0001
Average Annual Return:
Past 1 year	(13.96%)
Past 5 years	3.71%
Past 10 years	5.65%